Related party transactions - Summary of post-employment benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries
Disclosure of transactions between related parties [line items]
Post-employment benefit plan assets under management of subsidiary	$ 5,400,000,000	$ 4,400,000,000
Related party management fees	8,000,000	8,000,000
Retirement benefit plan deposit assets placed at related party	530,000,000	297,000,000
Retirement benefit plan interest income earned from related party	300,000	206,000.000
HSBC Bank (UK) Pension Scheme | Other related parties
Disclosure of transactions between related parties [line items]
Notional amount with related party	9,900,000,000	10,500,000,000
Derivative assets with related party	1,200,000,000	1,000,000,000
Cash collateral received with related party	$ 1,200,000,000	$ 1,000,000,000